POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS	12 Months Ended
Dec. 31, 2012
POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS
15.	POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS

The Company and its subsidiaries have a number of defined benefit pension plans, mainly unfunded, and other long-term employees’ benefits covering employees in various countries. The defined benefit plans provide pension benefits based on years of service and employee compensation levels. The other long-term employees’ plans provide benefits due during the employees’ period of service after certain seniority levels. The Company uses a December 31 measurement date for its plans. Eligibility is generally determined in accordance with local statutory requirements. For Italian termination indemnity plan (“TFR”), generated before July 1, 2007, the Company continues to measure the vested benefits to which Italian employees are entitled as if they retired immediately as of December 31, 2012, in compliance with U.S. GAAP guidance on determining vested benefit obligations for defined benefit pension plans.

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Change in benefit obligation:

Benefit obligation at beginning of year	794	701	52	50
Service cost	40	34	9	8
Interest cost	31	33	3	3
Employee contributions	6	7	—	—
Benefits paid	(21)	(20)	(3)	(2)
Effect of settlement	(31)	(18)	—	—
Actuarial (gain) loss	58	73	2	(5)
Transfer in	70	3	3	1
Transfer out	(70)	(3)	(3)	(1)
Plan amendment	4	—	—	—
Foreign currency translation adjustment	20	(16)	—	(2)
Benefit obligation at end of year	901	794	63	52

Change in plan assets:

Plan assets at fair value at beginning of year	378	372	—	—
Expected return on plan assets	18	20	—	—
Employer contributions	34	30	—	—
Employee contributions	6	7	—	—
Benefits paid	(11)	(8)	—	—
Effect of settlement	(30)	(16)	—	—
Actuarial gain (loss)	17	(25)	—	—
Transfer in	40	1	—	—
Transfer out	(40)	(1)	—	—
Foreign currency translation adjustments	10	(2)	—	—
Plan assets at fair value at end of year	422	378	—	—

Funded status	(479)	(416)	(63)	(52)

Net amount recognized in the balance sheet consisted of the following:

Non-current assets	5	1	—	—
Current liabilities	(16)	(16)	(3)	(3)
Long-term liabilities	(468)	(401)	(60)	(49)
Net amount recognized	(479)	(416)	(63)	(52)

The components of accumulated other comprehensive income (loss) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Other comprehensive loss as at December 31, 2010	86	11	97
Net amount generated/arising in current year	98	—	98
Amortization	(6)	(1)	(7)
Foreign currency translation adjustment	(3)	—	(3)
Other comprehensive loss as at December 31, 2011	175	10	185
Net amount generated/arising in current year	43	4	47
Amortization	(14)	(5)	(19)
Foreign currency translation adjustment	5	—	5
Other comprehensive loss as at December 31, 2012	209	9	218

In 2013, the Company expects to amortize $13 million of actuarial losses and $1 million of past service cost.

The components of the net periodic benefit cost included the following:

	Pension Benefits				Other Long-term Benefits
	Year ended December 31, 2012		Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Service cost	40		34	25	9	8	8
Interest cost	31		33	26	3	3	2
Expected return on plan assets	(18)		(20)	(18)	—	—	—
Amortization of actuarial net loss (gain)	12		6	4	2	(5)	3
Amortization of prior service cost	5	(1)	1	1	—	—	1
Effect of settlement	—		(1)	5	—	—	—
Effect of curtailment	—		—	(2)	—	—	(1)

Net periodic benefit cost	70		53	41	14	6	13

(1)	The amortization of prior service cost includes about $4 million costs in relation with ST-Ericsson April 2012 restructuring plan.

The weighted average assumptions used in the determination of the benefit obligation and the plan asset for the pension plans and the other long-term benefits were as follows:

Assumptions	December 31, 2012	December 31, 2011
Discount rate	3.43%	4.14%
Salary increase rate	2.92%	2.99%
Expected long-term rate of return on funds for the pension expense of the year	4.43%	4.57%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Discount rate	4.14%	4.68%	5.11%
Salary increase rate	2.99%	3.13%	3.08%
Expected long-term rate of return on funds for the pension expense of the year	4.57%	4.99%	5.28%

The discount rate was determined by reference to market yields on high quality long-term corporate bonds applicable to the respective country of each plan, with terms consistent with the term of the benefit obligations concerned. In developing the expected long-term rate of return on assets, the Company modelled the expected long-term rates of return for broad categories of investments held by the plan against a number of various potential economic scenarios.

The Company’s pension plan asset allocation at December 31, 2012 and at December 31, 2011 is as follows:

	Percentage of Plan Assets at December
Asset Category	2012	2011
Equity securities	37%	31%
Bonds securities remunerating interest	31%	25%
Real estate	2%	3%
Other	30%	41%
Total	100%	100%

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2012 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	5	5	—	—
Equity securities	156	9	147	—
Government debt securities	13	12	1	—
Corporate debt securities	119	4	115	—
Investment funds	7	1	3	3
Real estate	9	—	5	4
Other (mainly insurance assets – contracts and reserves)	113	—	—	113
TOTAL	422	31	271	120

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2011 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	10	10	—	—
Equity securities	116	12	104	—
Government debt securities	15	13	2	—
Corporate debt securities	78	2	76	—
Derivatives	16	16	—	—
Investment funds	32	—	30	2
Real estate	12	—	8	4
Other (mainly insurance assets – contracts and reserves)	99	1	—	98
TOTAL	378	54	220	104

The Company revised the hierarchy classification of certain plan assets for which the Company believes the observability of the inputs more closely represent Level 2 or Level 3 valuations. The prior period has been revised to conform to the current period presentation. In 2011, the Company reclassified $124 million of mutual funds from Level 1 to Level 2 and $94 million of pension insurance contracts mainly from Level 2 to Level 3. Fair value measurement is further described in Note 24.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2012 and December 31, 2012 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2012	104
Actual return on plan assets	3
Contributions (employer and employee)	16
Benefits paid	(3)
Settlements	(7)
Reclassification to Level 3	4
Foreign currency translation adjustment	3

December 31, 2012	120

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	12
Reclassification to Level 2	(2)
Reclassification to Level 3	94

December 31, 2011	104

The Company’s investment strategy for its pension plans is to maximize the long-term rate of return on plan assets with an acceptable level of risk in order to minimize the cost of providing pension benefits while maintaining adequate funding levels. The Company’s practice is to periodically conduct a review in each subsidiary of its asset allocation strategy. A portion of the fixed income allocation is reserved in short-term cash to provide for expected benefits to be paid. The Company’s equity portfolios are managed in such a way as to achieve optimal diversity and in certain jurisdictions they are entirely managed by the multi-employer funds. The Company does not manage any assets internally.

After considering the funded status of the Company’s defined benefit plans, movements in the discount rate, investment performance and related tax consequences, the Company may choose to make contributions to its pension plans in any given year in excess of required amounts. The Company contributions to plan assets were $34 million and $30 million in 2012 and 2011 respectively and the Company expects to contribute cash of $17 million in 2013.

The Company’s estimated future benefit payments as of December 2012 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2013	27	3
2014	32	5
2015	25	11
2016	30	4
2017	36	4
From 2018 to 2022	203	29

The Company has certain defined contribution plans, which accrue benefits for employees on a pro-rata basis during their employment period based on their individual salaries. The Company accrued benefits related to defined contribution pension plans of $19 million and $17 million as of December 31, 2012 and 2011 respectively. The annual cost of these plans amounted to approximately $94 million, $98 million and $89 million in 2012, 2011 and 2010, respectively. The benefits accrued to employees on a pro-rata basis, during their employment period, are based on the individuals’ salaries.